Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product	$ 2,097	$ 2,373	$ 12,657	$ 6,777	$ 5,044
License	45	48	193	179	57
Related party	648	309	1,693	184	150
Total revenues	2,790	2,730	14,543	7,140	5,251
Cost of product revenues, including cost of product revenues to related parties	1,652	1,795	10,736	4,333	2,172
Gross profit	1,138	935	3,807	2,807	3,079
Operating expenses:
Research, development and patent	4,282	3,283	17,814	12,741	9,410
Non-cash charge associated with a convertible note				3,610
Selling, general and administrative	6,330	2,847	15,018	10,294	6,793
Total operating expenses	10,612	6,130	32,832	26,645	16,203
Loss from operations	(9,474)	(5,195)	(29,025)	(23,838)	(13,124)
Other income (expense):
Interest income	10	1	49	16	22
Interest expense	(773)	(1,985)	(5,997)	(2,466)	(88)
Change in estimated fair value of financial instruments		(3,563)	6,717	(12,461)	1
Gain on extinguishment of debt			49
Other (expense) income, net	(9)	(7)	(282)	(45)	9
Total other income (expense), net	(772)	(5,554)	536	(14,956)	(56)
Loss before income taxes	(10,246)	(10,749)	(28,489)	(38,794)	(13,180)
Income taxes
Net loss	(10,246)	(10,749)	(28,489)	(38,794)	(13,180)
Deemed dividend on convertible notes			(1,378)	(2,039)
Net loss attributable to common stockholders		$ (10,749)	$ (29,867)	$ (40,833)	$ (13,180)
Net loss per common share:
Basic and diluted	$ (0.52)	$ (8.48)
Basic		$ (8.48)	$ (3.42)	$ (32.48)	$ (10.64)
Diluted		$ (8.48)	$ (3.94)	$ (32.48)	$ (10.64)
Weighted-average shares outstanding used in computing net loss per common share:
Basic and diluted	19,518	1,268
Basic			8,731	1,257	1,239
Diluted			8,911	1,257	1,239